Note 16 - Condensed Consolidated Guarantor Financial Statements (Details) - Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Condensed Income Statements, Captions [Line Items]
Revenues	$ 8,478,537	$ 4,726,249	$ 25,737,457	$ 16,937,972
Expenses	9,244,138	6,158,297	30,496,522	37,037,386
Income (loss) from continuing operations before tax	(1,258,500)	(1,660,468)	(2,470,103)	(20,422,990)
Income tax expense	0	0	7,000	5,000
Income (loss) from continuing operations	(1,258,500)	(1,660,468)	(2,477,103)	(20,427,990)
Income (loss) from discontinued operations, net of tax			(7,445,397)	2,835,821
Net income (loss)	(1,388,194)	(7,461,107)	(9,922,500)	(17,592,169)
Dividends on preferred stock	1,249,999	1,026,647	4,587,285	1,926,723
Gain on Series A Preferred Stock conversion				923,565
Deemed dividend on Series B Preferred Stock conversion				2,573,025
Net income (loss) attributable to common stockholders	(2,638,193)	(8,487,754)	(14,509,785)	(21,168,352)
Consolidation, Eliminations [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	(2,697,995)	(1,655,334)	(7,689,006)	(6,081,898)
Expenses			(7,150,650)	(5,337,013)
Income (loss) from continuing operations before tax	(24)	(134,589)	(538,356)	(744,885)
Income (loss) from continuing operations	(24)	(134,589)	(538,356)	(744,885)
Net income (loss)	(24)	(134,589)	(538,356)	(744,885)
Net income (loss) attributable to common stockholders	(24)	(134,589)	(538,356)	(744,885)
Series A Preferred Stock [Member] | Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Gain on Series A Preferred Stock conversion				923,565
Series A Preferred Stock [Member] | Consolidated Entities [Member]
Condensed Income Statements, Captions [Line Items]
Gain on Series A Preferred Stock conversion				923,565
Series A Preferred Stock [Member]
Condensed Income Statements, Captions [Line Items]
Deemed dividend on Series B Preferred Stock conversion			(923,565)
Series B Preferred Stock [Member] | Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Deemed dividend on Series B Preferred Stock conversion				(2,573,025)
Series B Preferred Stock [Member] | Consolidated Entities [Member]
Condensed Income Statements, Captions [Line Items]
Deemed dividend on Series B Preferred Stock conversion				(2,573,025)
Series B Preferred Stock [Member]
Condensed Income Statements, Captions [Line Items]
Deemed dividend on Series B Preferred Stock conversion				2,573,025
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Expenses			4,285,766	8,363,305
Income (loss) from continuing operations before tax	(2,089,751)	(1,232,235)	(4,285,766)	(8,363,305)
Income tax expense			(7,000)	(5,000)
Income (loss) from continuing operations	(2,089,751)	(1,232,235)	(4,292,766)	(8,368,305)
Income (loss) from discontinued operations, net of tax				2,936,500
Net income (loss)	(2,089,751)	(1,232,235)	(4,292,766)	(5,431,805)
Dividends on preferred stock	1,249,999	1,026,647	(4,587,285)	(1,926,723)
Net income (loss) attributable to common stockholders	(3,339,750)	(2,258,882)	(8,880,051)	(9,007,988)
Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	11,176,532	6,378,802	33,423,682	23,019,870
Expenses			31,924,570	18,369,440
Income (loss) from continuing operations before tax	848,247	(271,563)	1,499,112	4,650,430
Income (loss) from continuing operations	848,247	(271,563)	1,499,112	4,650,430
Net income (loss)	848,247	(271,563)	1,499,112	4,650,430
Net income (loss) attributable to common stockholders	848,247	(271,563)	1,499,112	4,650,430
Non-Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Revenues		2,781	2,781
Expenses			(852,126)	15,965,230
Income (loss) from continuing operations before tax	(16,972)	(22,081)	854,907	(15,965,230)
Income (loss) from continuing operations	(16,972)	(22,081)	854,907	(15,965,230)
Income (loss) from discontinued operations, net of tax			(7,445,397)	(100,679)
Net income (loss)	(146,666)	(5,822,720)	(6,590,490)	(16,065,909)
Net income (loss) attributable to common stockholders	(146,666)	(5,822,720)	(6,590,490)	(16,065,909)
Consolidated Entities [Member]
Condensed Income Statements, Captions [Line Items]
Revenues			25,737,457	16,937,972
Expenses			28,207,560	37,360,962
Income (loss) from continuing operations before tax			(2,470,103)	(20,422,990)
Income tax expense			(7,000)	(5,000)
Income (loss) from continuing operations			(2,477,103)	(20,427,990)
Income (loss) from discontinued operations, net of tax			(7,445,397)	2,835,821
Net income (loss)			(9,922,500)	(17,592,169)
Dividends on preferred stock			(4,587,285)	(1,926,723)
Net income (loss) attributable to common stockholders			$ (14,509,785)	$ (21,168,352)